Finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Finance Costs

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Finance costs from
Loans	$369,793	$401,781	$319,633
Lease liabilities	3,696	1,150	17,474
Guarantees fee	-	-	471,574
	$373,489	$402,931	$808,681